Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 5,047	₩ 6,494	₩ 12,017
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	2,189,375	2,069,710
Interest income	39,858	38,590
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	(130)	2,589
Benefits paid	(271,506)	(213,953)
Employer contributions	325,818	284,243
Changes in scope of consolidation	31,217	8,196
Ending	₩ 2,314,632	₩ 2,189,375	₩ 2,069,710